TYPE:	13F-HR
PERIOD	6/30/2007
FILER
   CIK: 0001357867

SUBMISSION - CONTACT
   NAME	Stuart Mickelberg
   PHONE 609-896-9060

Attached Documents Page (2)
	FORM 13F
	FORM 13F COVER PAGE

                     Form 13F

                FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 6/30/2007

Check here if Amendment [ ]; Amendment Number:

  This Amendment (Check only one):     [ ] is a restatement.
                                       [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Evensky & Katz, Inc.
Address:  2333 Ponce de Leon Blvd.,
          Suite 1100
          Coral Gables, FL 33134

Form 13F File Number: 28-11891

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, list, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Stuart Mickelberg
Title: Attorney
Phone: 609-896-9060

Signature, Place, and Date of Signing:

Antonino Ciappina, Lawerenceville, NJ  August 1, 2007

Report Type:

[X]  13F HOLDINGS REPORT.

[ ]  13F NOTICE.

[ ]  13F COMBINATION REPORT.

                       UNITED STATES
             SECURITIES AND EXCHANGE COMMISSION
                   Washington, D.C. 20549



FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:   11

Form 13F Information Table Value Total: 142,356.99


FORM 13F INFORMATION TABLE

    COLUMN 1              COLUMN 2     COLUMN 3   COLUMN 4             COLUMN 5              COLUMN 6   COLUMN 7       COLUMN 8
_________________      ______________  ________   _________   ____________________________  __________  ________  _________________
                                                      VALUE       SHRS OR     SH/   PUT     INVESTMENT   OTHER     vOTING AUTHORITY
NAME OF ISSUER         TITLE OF CLASS   CUSIP      (X$1000)       PRN AMT     PRN   CALL    DISCRETION  MANAGERS  SOLE  SHARED NONE
_________________      ______________  ________   _________   ____________________________  __________  ________  _________________
iSHARES MSCI EAFE            A         464287465    338.24         7069.04    SH    N/A       SOLE        NO       YES   NO     N/A
iSHARES MSCI JAPAN           A         464286848      2.22         2199.00    SH    N/A       SOLE        NO       YES   NO     N/A
iSHARES S&P MID VALUE        A         464287705  20919.58       241537.68    SH    N/A       SOLE        NO       YES   NO     N/A
iSHARES S&P SM VALUE         A         464287879    155.11         1953.49    SH    N/A       SOLE        NO       YES   NO     N/A
iSHARES S&P SMALL GRTH       A         464287887     98.66          697.53    SH    N/A       SOLE        NO       YES   NO     N/A
S&P 500 iSHARES              A         464287200    769.49         5112.52    SH    N/A       SOLE        NO       YES   NO     N/A
RUSSELL 1000 iSHARES         A         464287622   1044.06        12787.07    SH    N/A       SOLE        NO       YES   NO     N/A
RUSSELL 1000 GROWTH iSHARES  A         464287614   9491.36       160300.00    SH    N/A       SOLE        NO       YES   NO     N/A
RUSSELL 2000 iSHARES         A         464287655    298.60         3599.34    SH    N/A       SOLE        NO       YES   NO     N/A
RUSSELL 3000 iSHARES         A         464287689 102993.64      1183426.88    SH    N/A       SOLE        NO       YES   NO     N/A
vANGUARD TOTAL STOCK MARKET  A         922908769   6246.03        41813.06    SH    N/A       SOLE        NO       YES   NO     N/A

TOTALS                                           142356.99      1660495.60

/TEXT
/DOCUMENT
/SUBMISSION